INVESTMENT PROPERTIES - Fair Value of Investment Properties (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Total assets	$ 99,280	$ 102,591
Level 1
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Office
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | Retail
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 1 | LP Investments
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Office
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | Retail
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 2 | LP Investments
Disclosure of fair value measurement of assets [line items]
Total assets	0	0
Level 3 | Commercial properties
Disclosure of fair value measurement of assets [line items]
Total assets	54,672	60,093
Level 3 | Commercial properties | Office
Disclosure of fair value measurement of assets [line items]
Total assets	18,114	18,360
Level 3 | Commercial properties | Retail
Disclosure of fair value measurement of assets [line items]
Total assets	18,712	18,939
Level 3 | Commercial properties | LP Investments
Disclosure of fair value measurement of assets [line items]
Total assets	17,846	22,794
Level 3 | Commercial developments
Disclosure of fair value measurement of assets [line items]
Total assets	2,262	1,985
Level 3 | Commercial developments | Office
Disclosure of fair value measurement of assets [line items]
Total assets	1,461	1,230
Level 3 | Commercial developments | Retail
Disclosure of fair value measurement of assets [line items]
Total assets	45	78
Level 3 | Commercial developments | LP Investments
Disclosure of fair value measurement of assets [line items]
Total assets	$ 756	$ 677